Reconciliation Between U.S. Gaap And Ifrs - Schedule of reconciliation of net income (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of comparative information prepared under previous GAAP [line items]
Net operating revenue	R$ 20,136,183	R$ 22,060,014	R$ 23,789,654
Cost of sales and services	(15,314,814)	(16,179,100)	(15,668,653)
Gross profit	4,821,369	5,880,914	8,121,001
Operating (expenses) income
Selling expenses	3,547,684	3,853,002	4,102,556
General and administrative expenses	2,782,300	2,738,718	3,136,808
Other operating expenses	(5,991,291)
Income (loss) before financial income (expenses) and taxes	(2,977,370)	(5,268,258)	(2,361,028)
Financial income (expenses), net	(6,109,718)	26,608,866	(3,196,512)
Profit (loss) before taxes	(9,087,088)	21,340,608	(5,557,540)
Current income tax	77,060	(115,706)	906,080
Profit (loss) for the year	(9,095,107)	24,615,555	(6,656,162)
Profit (loss) attributable to owners of the Company	(9,000,434)	24,591,140	(6,365,019)
Profit (loss) attributable to non-controlling interests	R$ (94,673)	24,415	(291,143)
U.S. GAAP
Disclosure of comparative information prepared under previous GAAP [line items]
Net operating revenue		22,060,014	23,789,654
Cost of sales and services		(15,822,732)	(15,676,216)
Gross profit		6,237,282	8,113,438
Operating (expenses) income
Selling expenses		(4,478,352)	(4,399,936)
General and administrative expenses		(2,697,865)	(3,064,252)
Other operating expenses		417,159	(1,043,922)
Reorganization items, net		31,580,541	(2,371,918)
Income (loss) before financial income (expenses) and taxes		31,058,765	(2,766,590)
Financial income (expenses), net		(4,012,067)	(1,612,058)
Profit (loss) before taxes		27,046,698	(4,378,648)
Income tax expense (current and deferred)		347,139	350,987
Profit (loss) for the year		27,393,837	(4,027,661)
Profit (loss) attributable to owners of the Company		27,369,422	(3,736,518)
Profit (loss) attributable to non-controlling interests		24,415	(291,143)
Impairment of long-lived assets
Disclosure of comparative information prepared under previous GAAP [line items]
Increase Decrease In Cost Of Sales		150,389	779,368
Gross profit		150,389	779,368
Operating (expenses) income
Other operating expenses		(291,807)	4,747,195
Income (loss) before financial income (expenses) and taxes		(141,418)	5,526,563
Profit (loss) before taxes		(141,418)	5,526,563
Profit (loss) for the year		(141,418)	5,526,563
Profit (loss) attributable to owners of the Company		(141,418)	5,526,563
Business combinations
Disclosure of comparative information prepared under previous GAAP [line items]
Increase Decrease In Cost Of Sales		4,121	4,313
Gross profit		4,121	4,313
Operating (expenses) income
Income (loss) before financial income (expenses) and taxes		4,121	4,313
Profit (loss) before taxes		4,121	4,313
Profit (loss) for the year		4,121	4,313
Profit (loss) attributable to owners of the Company		4,121	4,313
Pension plans and other post- retirement benefits
Disclosure of comparative information prepared under previous GAAP [line items]
Increase Decrease In Cost Of Sales		(45,457)	(82,045)
Gross profit		(45,457)	(82,045)
Operating (expenses) income
Selling expenses		(28,655)	(42,901)
General and administrative expenses		(40,853)	(72,556)
Other operating expenses		(115)	(198)
Income (loss) before financial income (expenses) and taxes		(115,080)	(197,700)
Profit (loss) before taxes		(115,080)	(197,700)
Profit (loss) for the year		(115,080)	(197,700)
Profit (loss) attributable to owners of the Company		(115,080)	(197,700)
Capitalization of interest, net of amortization
Disclosure of comparative information prepared under previous GAAP [line items]
Increase Decrease In Cost Of Sales		(12,729)	(11,670)
Gross profit		(12,729)	(11,670)
Operating (expenses) income
Income (loss) before financial income (expenses) and taxes		(12,729)	(11,670)
Financial income (expenses), net		10,949	2,348
Profit (loss) before taxes		(1,780)	(9,322)
Profit (loss) for the year		(1,780)	(9,322)
Profit (loss) attributable to owners of the Company		(1,780)	(9,322)
Provision for onerous contracts
Disclosure of comparative information prepared under previous GAAP [line items]
Increase Decrease In Cost Of Sales		141,758
Gross profit		141,758	0
Operating (expenses) income
Other operating expenses		(4,883,620)
Income (loss) before financial income (expenses) and taxes		(4,741,862)	0
Financial income (expenses), net		247,968
Profit (loss) before taxes		(4,493,894)	0
Profit (loss) for the year		(4,493,894)	0
Profit (loss) attributable to owners of the Company		(4,493,894)	0
Settlement of judicial reorganization
Disclosure of comparative information prepared under previous GAAP [line items]
Gross profit		0	0
Operating (expenses) income
Other operating expenses		(112,491)	(7,287,862)
Reorganization items, net		(31,580,541)	2,371,918
Income (loss) before financial income (expenses) and taxes		(31,693,032)	(4,915,944)
Financial income (expenses), net		30,362,016	(1,586,802)
Profit (loss) before taxes		(1,331,016)	(6,502,746)
Profit (loss) for the year		(1,331,016)	(6,502,746)
Profit (loss) attributable to owners of the Company		(1,331,016)	(6,502,746)
Deferred income tax
Disclosure of comparative information prepared under previous GAAP [line items]
Gross profit		0	0
Operating (expenses) income
Selling expenses		372,977
Income (loss) before financial income (expenses) and taxes		372,977	0
Profit (loss) before taxes		372,977	0
Income tax expense (current and deferred)		2,927,808	(1,449,609)
Profit (loss) for the year		3,300,785	(1,449,609)
Profit (loss) attributable to owners of the Company		3,300,785	(1,449,609)
Reclassification
Disclosure of comparative information prepared under previous GAAP [line items]
Cost of sales and services		(594,450)	(682,403)
Gross profit		(594,450)	(682,403)
Operating (expenses) income
Selling expenses		281,028	340,281
Other operating income		2,204,134	1,985,101
Other operating expenses		(1,890,712)	(1,642,979)
Current income tax		115,706	(906,080)
Income tax expense (current and deferred)		(115,706)	906,080
IFRS
Disclosure of comparative information prepared under previous GAAP [line items]
Net operating revenue		22,060,014	23,789,654
Cost of sales and services		(16,179,100)	(15,668,653)
Gross profit		5,880,914	8,121,001
Operating (expenses) income
Selling expenses		(3,853,002)	(4,102,556)
General and administrative expenses		(2,738,718)	(3,136,808)
Other operating income		2,204,134	1,985,101
Other operating expenses		6,761,586	(5,227,766)
Reorganization items, net		0
Income (loss) before financial income (expenses) and taxes		(5,268,258)	(2,361,028)
Financial income (expenses), net		26,608,866	(3,196,512)
Profit (loss) before taxes		21,340,608	(5,557,540)
Current income tax		115,706	(906,080)
Income tax expense (current and deferred)		3,159,241	(192,542)
Profit (loss) for the year		24,615,555	(6,656,162)
Profit (loss) attributable to owners of the Company		24,591,140	(6,365,019)
Profit (loss) attributable to non-controlling interests		R$ 24,415	R$ (291,143)